Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (21.4%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/25	17,031	16,970
[1]	Ally Auto Receivables Trust Class A2 Series 2022-3	5.290%	6/16/25	9,102	9,094
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	12,590	12,515
[1,2]	ALLY AUTO RECEIVABLES TRUST Class B Series 2023-A	6.010%	1/17/34	9,029	8,921
[1]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	37,312	36,025
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	34,644	33,502
[1]	Americredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	9,000	8,992
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	13,656	13,583
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	174	173
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	2,944	2,902
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	11,150	11,109
[1]	Americredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	36,000	35,914
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,463
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	6,060	5,792
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	710	707
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	1,665	1,645
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	9,240	9,154
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	12,260	12,233
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,880
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	20,545	19,602
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	13,712	12,871
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	45,485	43,887
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	11,426	11,261
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	17,200	17,065
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	7,750	7,678
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	22,300	22,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	10,030	9,992
[1]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	3,225	3,170
[1,2,3]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	4,379	4,191
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	5,150	5,086
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	4,900	4,662
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2023-1	5.200%	5/15/26	18,788	18,704
[1]	Capital One Prime Auto Receivables Trust Class A2A Series 2022-2	3.740%	9/15/25	4,949	4,915
[1]	CarMax Auto Owner Trust Class A2A Series 2023-1	5.230%	1/15/26	8,967	8,929
[1]	Carmax Auto Owner Trust Class A2A Series 2023-3	5.720%	11/16/26	18,680	18,621
[1]	CarMax Auto Owner Trust Class A2A Series 2023-4	6.080%	12/15/26	22,100	22,082
[1]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	471	470
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	3,680	3,592
[1]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	20,260	19,987
[1]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,567
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	5,700	5,545
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	5,235	5,205
[1,2]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	19,624	19,593
[1,2]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/15/32	2,280	2,259
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	9,003	8,945
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	13,431	13,403
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	16,760	16,798
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	18,500	18,394
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	3,486	3,465
[1]	CNH Equipment Trust Class A2 Series 2022-C	5.420%	7/15/26	15,977	15,919
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	4,260	4,238
[1]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	17,650	17,715
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	424	422
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	11,425	10,966
[1]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,217
[1]	COMM Mortgage Trust Class ASB Series 2014-CR16	3.653%	4/10/47	132	132
[1,2,3]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	6.071%	10/25/41	2,565	2,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	3,921	3,916
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	7,033	6,995
[1,2]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	8,300	8,292
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	25,160	24,986
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	4,710	4,684
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	17,500	17,291
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	41,150	39,630
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	7,700	7,688
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	7,570	7,519
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	15,820	15,725
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	8,787	8,711
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	2,810	2,724
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	2,596	2,549
[1]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	835	832
[1]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	1,217	1,203
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	1,617	1,606
[1,2]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	5,770	5,769
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	1,645	1,632
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	1,239	1,222
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	6,159	5,990
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	5,427	5,256
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	10,000	9,909
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	6.400%	3/20/30	13,600	13,646
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	11,720	11,627
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	726	725
[1,2,3]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR30A + 0.900%	6.221%	11/25/41	11,311	11,263
[1,2,3]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06 , SOFR30A + 1.700%	7.021%	7/25/43	3,766	3,766
[1,2,3]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.271%	9/25/43	2,540	2,544
[1]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	39,870	39,690
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	93	93
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	6,114	6,007
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	4,362	4,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ford Credit Auto Lease Trust Class A2A Series 2023-B	5.900%	2/15/26	5,800	5,793
[1]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	40,370	40,278
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	2,630	2,587
[1]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	8,270	8,245
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	10,010	9,977
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	8,350	8,140
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	8,568	8,277
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	30,270	30,121
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	31,214	29,630
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	4,843	4,826
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	6,495	6,476
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-D	5.370%	8/15/25	8,383	8,367
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	9,420	9,214
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	13,290	13,162
[1]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	1,484	1,474
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	7,980	7,729
[1,2,3]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	6.121%	10/25/41	11,512	11,477
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	659	658
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	12,500	12,361
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	9,320	9,195
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	8,750	8,673
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	7,470	7,324
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	2,600	2,560
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	6,000	5,966
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	5,250	5,132
[1]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	6,290	6,252
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-4	4.600%	11/17/25	6,223	6,194
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	10,516	10,472
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	4,770	4,735
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	7,837	7,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	2,032
[1]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	869
[1]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	21,310	21,292
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	7,822	7,796
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	2,550	2,507
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	5,474	5,359
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	12,317	12,238
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	2,300	2,284
[1,2]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	15,870	15,180
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	4,572	4,550
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	12,250	12,069
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	9,880	9,708
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	17,110	16,984
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,025	4,018
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,620
[1,2]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	12,900	12,891
[1,2]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	4,180	4,179
[1,2]	Hyundai Auto Lease Securitizat Halst Class A3 Series 2023-C	5.800%	12/15/26	10,000	9,979
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	14,720	14,554
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-B	3.500%	4/15/26	22,270	21,817
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	16,042	15,744
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	10,460	10,259
[1]	Hyundai Auto Receivables Trust Class A2A Series 2020-C	5.350%	11/17/25	18,215	18,168
[1]	Hyundai Auto Receivables Trust Class A2A Series 2022-B	3.640%	5/15/25	4,689	4,662
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	4,900	4,804
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	9,040	8,996
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	8,839	8,747
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	5,879	5,812
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	5,837	5,807
[1]	John Deere Owner Trust Class A2 Series 2023-A	5.280%	3/16/26	21,250	21,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Owner Trust Class A2 Series 2023-B	5.590%	6/15/26	7,460	7,449
[1]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	83	83
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	12,750	12,554
[1]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,784
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	3,685	3,601
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	2,481	2,416
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	6,146	5,914
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	133	132
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	2,285	2,233
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	9,358	9,290
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-1A	5.400%	2/17/26	8,700	8,653
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	13,190	13,124
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	1,335	1,330
[1,2]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	8,540	8,318
[1,2]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,720
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	6,043	6,008
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	32,340	31,774
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2022-1	5.260%	10/15/25	22,032	21,981
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2023-1	5.090%	1/15/26	10,086	10,049
[1,2]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	5,200	5,182
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	5,540	5,512
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	11,340	11,285
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	427	427
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	27,790	27,349
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	5.930%	3/15/28	10,000	10,066
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	6,717
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	3,908	3,851
[1,2,3]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, SOFR + 1.114%	6.433%	6/20/60	160	160
[1,2,3]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, SOFR + 1.014%	6.334%	11/18/60	329	329
[1,2]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	1,180	1,146
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	11,900	11,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	6.061%	2/3/53	6,476	6,413
[1,2]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	827	827
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	4,257	4,152
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-2	2.980%	10/15/26	3,627	3,586
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	584	578
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	16,819	16,663
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	7,455	7,403
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,406	1,396
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	15,610	15,465
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	12,910	12,757
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	8,270	8,222
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	5,760	5,743
[1]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	10,000	9,726
[1]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	47	47
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	4,944	4,927
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	1,971	1,965
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	16,150	15,675
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,790	4,641
[1,2]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	17,670	17,702
[1,2]	SFS Auto Receivables Securitization Trust Class A2A Series 2023-1A	5.890%	3/22/27	9,850	9,851
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	18,370	17,707
[1]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	11,708	11,310
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	18,980	18,878
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	34,390	34,350
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	4,750	4,714
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	4,340	4,340
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	36,173	33,646
[1]	Toyota Auto Receivables Owner Trust Class A2 Series 2023-A	5.050%	1/15/26	9,919	9,876
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	7,337	7,287
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-D	5.270%	1/15/26	12,105	12,059
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	11,900	11,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	7,390	7,306
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	3,443	3,402
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,144	7,014
[1,2]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	9,120	9,109
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	40,920	40,321
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	35,870	35,687
[1,2]	USAA Auto Owner Trust Class A2 Series 2022-A	4.600%	2/18/25	9,094	9,080
[1,2]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	24,640	24,512
[1]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	29,130	27,756
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	16,180	15,608
[1]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	19,120	18,845
[1]	Verizon Master Trust Class A1A Series 2022-5	3.720%	7/20/27	4,010	3,991
[1]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	22,000	21,917
[1]	Verizon Master Trust Class C Series 2021-2	1.380%	4/20/28	6,710	6,376
[1]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	8,830	8,793
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	21,010	20,952
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	4,114	4,105
[1]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	36,800	36,731
[1]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	19,250	19,176
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,464	3,446
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	498	497
[1,2]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,598
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	7,242	7,216
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	20,427	20,301
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	2,115	2,072
[1,2]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	2,140	2,111
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	4,547	4,506
[1]	World Omni Auto Receivables Trust Class A2A Series 2022-D	5.510%	3/16/26	21,213	21,174
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-A	5.180%	7/15/26	9,909	9,862
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-C	5.570%	12/15/26	16,500	16,460
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	16,820	16,819
[1]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	9,200	8,984
[1]	World Omni Automobile Lease Securitization Class A3 Series 2023-A	5.070%	9/15/26	13,270	13,110
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	1,200	1,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	10,150	10,016
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	3,890	3,798
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,535,494)					2,518,464
Corporate Bonds (67.7%)
Communications (3.7%)
	British Telecommunications plc	4.500%	12/4/23	8,059	8,046
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	62,520	61,130
	Fox Corp.	4.030%	1/25/24	68,452	68,095
	Netflix Inc.	5.875%	2/15/25	5,000	5,001
[2]	Netflix Inc.	3.625%	6/15/25	36,903	35,594
[2]	NTT Finance Corp.	0.583%	3/1/24	83,588	82,099
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,200	7,022
	Sprint LLC	7.625%	2/15/25	9,425	9,555
	Take-Two Interactive Software Inc.	3.300%	3/28/24	1,632	1,613
	Take-Two Interactive Software Inc.	3.550%	4/14/25	19,050	18,403
	Verizon Communications Inc.	0.750%	3/22/24	3,521	3,451
	Verizon Communications Inc.	0.850%	11/20/25	31,199	28,249
	Vodafone Group plc	3.750%	1/16/24	68,869	68,505
	Walt Disney Co.	3.700%	9/15/24	8,130	7,989
	Warnermedia Holdings Inc.	3.638%	3/15/25	26,509	25,625
					430,377
Consumer Discretionary (5.7%)
[4]	Amazon.com Inc.	4.700%	11/29/24	67,970	67,427
	American Honda Finance Corp.	2.900%	2/16/24	2,697	2,673
	American Honda Finance Corp.	4.600%	4/17/25	100,000	98,554
	American Honda Finance Corp.	5.000%	5/23/25	43,000	42,622
	AutoZone Inc.	3.250%	4/15/25	14,889	14,335
[2]	BMW Finance NV	2.400%	8/14/24	7,480	7,286
[2]	BMW US Capital LLC	3.900%	4/9/25	29,360	28,660
[2]	ERAC USA Finance LLC	2.700%	11/1/23	83,131	83,131
	General Motors Co.	6.125%	10/1/25	14,090	14,065
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,526	1,522
	General Motors Financial Co. Inc.	2.900%	2/26/25	23,041	22,009
	General Motors Financial Co. Inc.	3.800%	4/7/25	35,920	34,675
	Lennar Corp.	4.875%	12/15/23	8,327	8,319
[2]	Mercedes-Benz Finance North America LLC	3.650%	2/22/24	23,810	23,638
[2]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	26,710	26,465
[2]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	46,665	46,492
	Toyota Motor Credit Corp.	2.500%	3/22/24	46,595	46,002
	Toyota Motor Credit Corp.	4.400%	9/20/24	30,228	29,888
	Toyota Motor Credit Corp.	4.800%	1/10/25	10,075	9,988
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	67,000	66,816
					674,567
Consumer Staples (5.2%)
[2]	7-Eleven Inc.	0.800%	2/10/24	73,354	72,269
	Altria Group Inc.	4.000%	1/31/24	67,408	67,058
	Altria Group Inc.	3.800%	2/14/24	1,623	1,610
	BAT Capital Corp.	3.222%	8/15/24	4,524	4,421
	BAT Capital Corp.	2.789%	9/6/24	3,577	3,480
	Coca-Cola Co.	1.750%	9/6/24	17,370	16,826
	Constellation Brands Inc.	3.600%	5/9/24	14,000	13,828
	Constellation Brands Inc.	4.750%	11/15/24	9,153	9,040
[2]	Danone SA	2.589%	11/2/23	30,000	30,000
	Diageo Capital plc	2.125%	10/24/24	7,700	7,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	4.150%	11/1/25	2,750	2,650
	Haleon UK Capital plc	3.125%	3/24/25	28,245	27,151
	Haleon US Capital LLC	3.024%	3/24/24	22,450	22,159
	Hershey Co.	2.050%	11/15/24	11,539	11,109
	Kenvue Inc.	5.500%	3/22/25	62,553	62,463
	Keurig Dr Pepper Inc.	0.750%	3/15/24	59,858	58,693
[2]	Mars Inc.	2.700%	4/1/25	8,730	8,377
	Mondelez International Inc.	2.125%	3/17/24	8,475	8,355
	Mondelez International Inc.	1.500%	5/4/25	12,544	11,751
	PepsiCo Inc.	3.500%	7/17/25	29,005	28,109
	Philip Morris International Inc.	2.875%	5/1/24	1,281	1,262
	Philip Morris International Inc.	5.125%	11/15/24	95,809	95,114
	Philip Morris International Inc.	5.000%	11/17/25	11,400	11,262
	Reynolds American Inc.	4.450%	6/12/25	620	605
	Unilever Capital Corp.	2.600%	5/5/24	13,600	13,371
	Walmart Inc.	2.850%	7/8/24	20,791	20,408
					608,810
Energy (3.3%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	1.231%	12/15/23	10,227	10,170
	Canadian Natural Resources Ltd.	3.800%	4/15/24	4,100	4,056
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	8,120	8,079
	Energy Transfer LP	5.875%	1/15/24	31,556	31,530
	Energy Transfer LP	4.900%	2/1/24	8,314	8,277
	Energy Transfer LP	4.500%	4/15/24	1,149	1,140
	Energy Transfer LP	3.900%	5/15/24	3,000	2,963
	Energy Transfer LP	4.050%	3/15/25	5,000	4,861
	EOG Resources Inc.	3.150%	4/1/25	2,400	2,314
	Equinor ASA	2.650%	1/15/24	11,544	11,472
	Equinor ASA	3.250%	11/10/24	8,000	7,801
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	18,331	16,847
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,031	10,973
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	8,460	8,381
[2]	Kinder Morgan Inc.	5.625%	11/15/23	18,337	18,332
	Kinder Morgan Inc.	4.300%	6/1/25	7,001	6,814
	Marathon Petroleum Corp.	4.700%	5/1/25	11,010	10,779
	MPLX LP	4.875%	6/1/25	40,052	39,277
	Ovintiv Inc.	5.650%	5/15/25	16,715	16,625
	Phillips 66	0.900%	2/15/24	34,862	34,356
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	38,420	37,218
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	65	65
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,046	2,033
	Saudi Arabian Oil Co.	1.250%	11/24/23	966	963
	Shell International Finance BV	2.000%	11/7/24	9,464	9,133
	Spectra Energy Partners LP	4.750%	3/15/24	1,129	1,124
	TotalEnergies Capital International SA	3.700%	1/15/24	2,144	2,135
	TransCanada PipeLines Ltd.	1.000%	10/12/24	8,747	8,328
	Western Midstream Operating LP	3.100%	2/1/25	11,950	11,484
	Western Midstream Operating LP	3.950%	6/1/25	1,775	1,707
	Williams Cos. Inc.	4.500%	11/15/23	30,204	30,184
	Williams Cos. Inc.	4.300%	3/4/24	24,974	24,820
	Williams Cos. Inc.	3.900%	1/15/25	6,190	6,027
					390,268
Financials (29.9%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	2,400	2,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	40,000	38,141
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	14,686	14,656
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	9,875	9,471
	Affiliated Managers Group Inc.	4.250%	2/15/24	9,420	9,367
	American Express Co.	2.500%	7/30/24	15,319	14,935
	American Express Co.	3.950%	8/1/25	8,500	8,213
	American Express Co.	4.990%	5/1/26	103,773	101,779
	American Express Co.	6.338%	10/30/26	14,730	14,769
	American International Group Inc.	2.500%	6/30/25	13,371	12,619
[2]	ANZ New Zealand International Ltd.	3.400%	3/19/24	17,345	17,172
	Aon plc	4.000%	11/27/23	23,973	23,933
[2]	Athene Global Funding	0.950%	1/8/24	52,152	51,599
[2]	Athene Global Funding	2.514%	3/8/24	2,250	2,219
[2]	Australia & New Zealand Banking Group Ltd.	4.829%	2/3/25	25,000	24,740
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	28,240	28,115
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	29,880	29,924
[3,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.333%	7/26/29	25,894	16,511
	Banco Santander SA	2.706%	6/27/24	50,600	49,469
	Banco Santander SA	5.742%	6/30/24	20,000	19,938
	Banco Santander SA	2.746%	5/28/25	11,200	10,556
	Bank of America Corp.	3.950%	4/21/25	15,169	14,665
	Bank of America Corp.	3.366%	1/23/26	20,000	19,218
	Bank of America Corp.	2.015%	2/13/26	15,600	14,709
	Bank of America Corp.	3.384%	4/2/26	21,960	21,035
	Bank of America NA	5.650%	8/18/25	75,000	74,791
	Bank of Montreal	5.200%	12/12/24	22,200	22,008
	Bank of Montreal	5.920%	9/25/25	104,000	103,732
	Bank of New York Mellon	5.224%	11/21/25	4,050	4,017
	Bank of New York Mellon	5.148%	5/22/26	31,600	31,178
	Bank of New York Mellon Corp.	1.600%	4/24/25	3,340	3,137
	Bank of New York Mellon Corp.	4.414%	7/24/26	2,440	2,369
	Bank of Nova Scotia	5.250%	12/6/24	21,828	21,644
	Bank of Nova Scotia	5.450%	6/12/25	120,500	119,283
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	12,267	12,060
	Barclays plc	2.852%	5/7/26	11,000	10,376
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	82,000	80,902
	Citibank NA	5.864%	9/29/25	54,590	54,664
	Citigroup Inc.	3.700%	1/12/26	7,870	7,488
	Citigroup Inc.	2.014%	1/25/26	9,450	8,922
	Citigroup Inc.	3.290%	3/17/26	19,058	18,247
	Citigroup Inc.	3.106%	4/8/26	10,212	9,742
	Cooperatieve Rabobank UA	5.000%	1/13/25	39,700	39,311
	Cooperatieve Rabobank UA	3.375%	5/21/25	3,515	3,385
	Cooperatieve Rabobank UA	5.500%	7/18/25	52,360	52,022
[2]	Corebridge Global Funding	0.450%	12/8/23	15,000	14,914
	Credit Suisse AG	4.750%	8/9/24	9,497	9,371
	Credit Suisse AG	3.625%	9/9/24	28,880	28,173
	Credit Suisse AG	2.950%	4/9/25	19,800	18,801
[2]	Danske Bank AS	6.259%	9/22/26	37,500	37,418
[2]	DNB Bank ASA	2.968%	3/28/25	50,000	49,284
	Fifth Third Bancorp	4.300%	1/16/24	919	914
[2]	Five Corners Funding Trust	4.419%	11/15/23	34,381	34,360
	Franklin Resources Inc.	2.850%	3/30/25	4,895	4,679
[2]	GA Global Funding Trust	1.250%	12/8/23	912	906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GA Global Funding Trust	1.000%	4/8/24	45,015	43,857
	Goldman Sachs Group Inc.	5.700%	11/1/24	40,177	40,040
	Goldman Sachs Group Inc.	5.798%	8/10/26	47,150	46,663
[3]	Goldman Sachs Group Inc., SOFR + 0.486%	5.830%	10/21/24	38,426	38,280
	HSBC Holdings plc	1.162%	11/22/24	26,200	26,123
	HSBC Holdings plc	2.999%	3/10/26	31,360	29,900
	HSBC Holdings plc	1.645%	4/18/26	25,970	24,155
	HSBC Holdings plc	4.292%	9/12/26	8,650	8,299
	HSBC USA Inc.	5.625%	3/17/25	27,695	27,517
	Huntington Bancshares Inc.	4.000%	5/15/25	16,995	16,282
	Intercontinental Exchange Inc.	3.650%	5/23/25	75,290	72,814
	Invesco Finance plc	4.000%	1/30/24	65,350	65,005
	Jackson Financial Inc.	1.125%	11/22/23	15,474	15,429
[2]	Jackson National Life Global Funding	3.250%	1/30/24	982	975
	JPMorgan Chase & Co.	3.875%	9/10/24	1,911	1,874
	JPMorgan Chase & Co.	4.023%	12/5/24	50,000	49,877
	JPMorgan Chase & Co.	3.845%	6/14/25	19,462	19,166
	JPMorgan Chase & Co.	2.595%	2/24/26	1,860	1,773
	JPMorgan Chase & Co.	2.005%	3/13/26	20,163	19,022
	JPMorgan Chase & Co.	2.083%	4/22/26	6,484	6,093
	Legg Mason Inc.	3.950%	7/15/24	10,000	9,849
[2]	Macquarie Group Ltd.	6.207%	11/22/24	62,000	61,988
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	22,940	22,760
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	24,356	23,996
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	18,956	18,872
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	15,887	15,096
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	13,364	12,961
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	55,720	55,366
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	225	217
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	16,233	16,068
	Mizuho Financial Group Inc.	2.226%	5/25/26	6,370	5,977
	Morgan Stanley	2.630%	2/18/26	23,380	22,260
	Morgan Stanley	2.188%	4/28/26	3,531	3,321
	Morgan Stanley Bank NA	5.479%	7/16/25	40,030	39,842
	Nasdaq Inc.	5.650%	6/28/25	56,200	56,008
	National Australia Bank Ltd.	5.200%	5/13/25	58,300	57,957
	National Bank of Canada	5.250%	1/17/25	36,650	36,338
[2]	National Securities Clearing Corp.	5.150%	5/30/25	28,370	28,150
[2]	New York Life Global Funding	2.900%	1/17/24	437	434
[2]	New York Life Global Funding	0.550%	4/26/24	350	341
[2]	Nordea Bank Abp	4.750%	9/22/25	2,691	2,636
[2]	Nuveen Finance LLC	4.125%	11/1/24	9,060	8,851
	ORIX Corp.	4.050%	1/16/24	2,596	2,585
	ORIX Corp.	3.250%	12/4/24	1,163	1,128
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	747	743
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	11,875	11,427
	PNC Bank NA	3.250%	6/1/25	21,565	20,600
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,978	6,892
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,000	1,924
	PNC Financial Services Group Inc.	5.671%	10/28/25	43,371	42,930
	PNC Financial Services Group Inc.	5.812%	6/12/26	52,510	51,815
[2]	Principal Life Global Funding II	0.500%	1/8/24	33,765	33,378
[2]	Protective Life Global Funding	0.473%	1/12/24	11,902	11,775
	Royal Bank of Canada	3.970%	7/26/24	87,183	85,915
	Royal Bank of Canada	4.950%	4/25/25	46,899	46,199
[2]	Santander UK plc	5.000%	11/7/23	11,303	11,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK plc	1.089%	3/15/25	5,000	4,882
[3,5]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	5.997%	6/28/25	29,000	18,424
	State Street Corp.	3.300%	12/16/24	2,715	2,639
	State Street Corp.	2.354%	11/1/25	20,980	20,145
	State Street Corp.	4.857%	1/26/26	7,610	7,479
	State Street Corp.	5.104%	5/18/26	120,000	118,246
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	10,755	10,506
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	12,212	11,678
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	29,142	26,985
	Toronto-Dominion Bank	4.285%	9/13/24	35,705	35,191
	Toronto-Dominion Bank	3.766%	6/6/25	23,438	22,648
	Toronto-Dominion Bank	1.150%	6/12/25	11,872	11,000
	Toronto-Dominion Bank	0.750%	9/11/25	36,240	33,014
	Truist Bank	1.500%	3/10/25	22,255	20,822
	Truist Financial Corp.	3.700%	6/5/25	11,930	11,445
	Truist Financial Corp.	1.200%	8/5/25	780	711
	Truist Financial Corp.	4.260%	7/28/26	4,579	4,385
	UBS AG	5.800%	9/11/25	75,000	74,608
	US Bancorp	1.450%	5/12/25	28,712	26,763
	US Bancorp	5.727%	10/21/26	50,000	49,253
	US Bank NA	2.050%	1/21/25	29,270	27,863
	Wells Fargo & Co.	3.550%	9/29/25	5,439	5,193
	Wells Fargo & Co.	2.406%	10/30/25	15,316	14,697
	Wells Fargo & Co.	2.188%	4/30/26	48,375	45,507
	Wells Fargo & Co.	4.540%	8/15/26	7,672	7,435
	Wells Fargo Bank NA	5.550%	8/1/25	63,770	63,542
	Willis North America Inc.	3.600%	5/15/24	10,566	10,405
					3,514,752
Health Care (5.5%)
	AbbVie Inc.	2.600%	11/21/24	25,632	24,773
	AbbVie Inc.	3.600%	5/14/25	7,803	7,548
	Aetna Inc.	3.500%	11/15/24	976	952
	Amgen Inc.	3.625%	5/22/24	21,412	21,142
	Amgen Inc.	5.250%	3/2/25	11,945	11,852
	Amgen Inc.	3.125%	5/1/25	29,803	28,666
	Baxter International Inc.	0.868%	12/1/23	1,567	1,560
[3]	Baxter International Inc., SOFR + 0.260%	5.603%	12/1/23	42,000	41,971
[2]	Bayer US Finance II LLC	3.875%	12/15/23	60,013	59,826
[2]	Bayer US Finance II LLC	4.250%	12/15/25	15,538	14,927
	Becton Dickinson & Co.	3.363%	6/6/24	6,452	6,351
	Cardinal Health Inc.	3.079%	6/15/24	16,250	15,952
	Cencora Inc.	3.400%	5/15/24	22,674	22,354
	Cigna Group	0.613%	3/15/24	10,215	10,015
	GE HealthCare Technologies Inc.	5.600%	11/15/25	68,885	68,459
	Gilead Sciences Inc.	3.700%	4/1/24	1,770	1,753
	GlaxoSmithKline Capital plc	3.000%	6/1/24	10,672	10,498
	HCA Inc.	5.375%	2/1/25	28,500	28,199
	Humana Inc.	3.850%	10/1/24	11,929	11,698
	Novartis Capital Corp.	3.400%	5/6/24	9,898	9,779
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	135,215	133,504
	Quest Diagnostics Inc.	3.500%	3/30/25	48,375	46,628
	Stryker Corp.	1.150%	6/15/25	7,034	6,534
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	58,925	58,856
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	1,364	1,303
	Wyeth LLC	6.450%	2/1/24	4,863	4,869
					649,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (3.6%)
[5]	Aurizon Network Pty Ltd.	4.000%	6/21/24	29,340	18,431
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	12,060	11,811
	Boeing Co.	1.433%	2/4/24	3,211	3,171
	Boeing Co.	4.875%	5/1/25	74,689	73,381
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,130	7,965
	Canadian Pacific Railway Co.	1.350%	12/2/24	24,420	23,244
	Canadian Pacific Railway Co.	2.900%	2/1/25	33,100	31,916
	Carrier Global Corp.	2.242%	2/15/25	18,500	17,616
	Caterpillar Financial Services Corp.	0.600%	9/13/24	4,847	4,640
	Caterpillar Financial Services Corp.	4.900%	1/17/25	19,364	19,250
	CNH Industrial Capital LLC	4.200%	1/15/24	1,981	1,973
	CNH Industrial Capital LLC	5.450%	10/14/25	10,580	10,494
[2]	Daimler Truck Finance North America LLC	5.600%	8/8/25	8,660	8,603
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	12,235	12,163
[2]	Daimler Trucks Finance North America LLC	5.200%	1/17/25	25,600	25,375
	John Deere Capital Corp.	4.550%	10/11/24	7,439	7,368
	John Deere Capital Corp.	4.950%	6/6/25	14,750	14,646
	Norfolk Southern Corp.	3.850%	1/15/24	3,104	3,089
[5]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	3,680	2,283
	Parker-Hannifin Corp.	3.650%	6/15/24	12,280	12,087
	RTX Corp.	3.200%	3/15/24	67,924	67,208
	Ryder System Inc.	3.875%	12/1/23	19,951	19,912
	Ryder System Inc.	2.500%	9/1/24	3,740	3,629
	Ryder System Inc.	4.625%	6/1/25	9,462	9,253
	Ryder System Inc.	3.350%	9/1/25	10,709	10,230
[2]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	5,097	5,045
					424,783
Materials (1.8%)
	Berry Global Inc.	0.950%	2/15/24	5,500	5,413
	Celanese US Holdings LLC	3.500%	5/8/24	2,581	2,545
	DuPont de Nemours Inc.	4.493%	11/15/25	39,419	38,417
	Eastman Chemical Co.	3.800%	3/15/25	12,068	11,668
[2]	Georgia-Pacific LLC	0.625%	5/15/24	11,962	11,622
[2]	Georgia-Pacific LLC	3.600%	3/1/25	9,050	8,788
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.710%	11/15/23	35,874	35,842
	LyondellBasell Industries NV	5.750%	4/15/24	14,198	14,169
	Mosaic Co.	4.250%	11/15/23	79,586	79,502
					207,966
Real Estate (3.7%)
	American Tower Corp.	0.600%	1/15/24	6,660	6,583
	American Tower Corp.	5.000%	2/15/24	2,870	2,860
	American Tower Corp.	2.950%	1/15/25	15,592	15,007
	American Tower Corp.	4.000%	6/1/25	12,807	12,376
	American Tower Corp.	1.300%	9/15/25	5,069	4,631
	AvalonBay Communities Inc.	4.200%	12/15/23	25,272	25,209
	AvalonBay Communities Inc.	3.450%	6/1/25	4,595	4,427
	Boston Properties LP	3.800%	2/1/24	7,850	7,787
	Equinix Inc.	1.250%	7/15/25	20,846	19,230
	ERP Operating LP	3.375%	6/1/25	6,628	6,367
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,036
	Essex Portfolio LP	3.500%	4/1/25	5,681	5,464
	Federal Realty OP LP	3.950%	1/15/24	45,198	44,905
[5]	General Property Trust	3.591%	11/7/23	25,770	16,343
[5]	General Property Trust	3.673%	9/19/24	2,420	1,511
	Healthpeak OP LLC	4.000%	6/1/25	8,595	8,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kilroy Realty LP	3.450%	12/15/24	10,203	9,815
	Mid-America Apartments LP	4.000%	11/15/25	12,387	11,941
	NNN REIT Inc.	3.900%	6/15/24	16,746	16,466
	Realty Income Corp.	4.600%	2/6/24	40,935	40,712
	Realty Income Corp.	3.875%	4/15/25	14,524	14,079
	Realty Income Corp.	4.625%	11/1/25	13,903	13,547
[5]	Region Retail Trust	3.900%	6/7/24	8,560	5,379
	Simon Property Group LP	3.750%	2/1/24	29,723	29,555
	Simon Property Group LP	3.375%	10/1/24	32,256	31,485
	Simon Property Group LP	3.500%	9/1/25	5,520	5,289
[5]	Stockland Trust	3.300%	3/22/24	7,780	4,897
	Ventas Realty LP	3.500%	4/15/24	10,040	9,909
	Ventas Realty LP	3.750%	5/1/24	5,000	4,932
	Welltower OP LLC	4.500%	1/15/24	29,751	29,622
	Welltower OP LLC	3.625%	3/15/24	1,495	1,480
	Welltower OP LLC	4.000%	6/1/25	27,787	26,870
					438,034
Technology (2.5%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	17,246	17,157
	Broadcom Inc.	3.625%	10/15/24	49,538	48,448
	Global Payments Inc.	2.650%	2/15/25	5,574	5,314
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	64,110	64,016
	HP Inc.	2.200%	6/17/25	12,010	11,337
	Oracle Corp.	3.400%	7/8/24	1,622	1,594
	Oracle Corp.	2.500%	4/1/25	52,576	50,162
	PayPal Holdings Inc.	2.400%	10/1/24	45,776	44,390
	Salesforce Inc.	0.625%	7/15/24	19,996	19,303
	Verisk Analytics Inc.	4.000%	6/15/25	28,092	27,206
					288,927
Utilities (2.8%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	10,100	9,963
	American Electric Power Co. Inc.	5.699%	8/15/25	17,790	17,645
	Appalachian Power Co.	3.400%	6/1/25	920	884
[5]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	29,060	18,138
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	68,123	66,489
	Consolidated Edison Inc.	0.650%	12/1/23	9,357	9,317
[5]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,520	5,255
	DTE Electric Co.	3.650%	3/15/24	20,720	20,562
	DTE Energy Co.	1.050%	6/1/25	15,379	14,212
	Duke Energy Corp.	3.750%	4/15/24	22,900	22,677
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	25,493	25,493
[5]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	24,380	15,153
	Eversource Energy	3.800%	12/1/23	278	277
[5]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	7,010	4,360
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	29,862	29,379
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	16,030	15,954
[3]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	5.741%	11/3/23	16,760	16,760
	NiSource Inc.	0.950%	8/15/25	9,498	8,679
	Public Service Enterprise Group Inc.	0.800%	8/15/25	3,900	3,569
	Southern Co.	0.600%	2/26/24	1,296	1,274
[5]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	13,120	8,205
[3,5]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.645%	8/23/24	11,900	7,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric and Power Co.	3.150%	1/15/26	7,680	7,281
					329,063
Total Corporate Bonds (Cost $8,020,111)					7,957,516
Sovereign Bonds (1.3%)
[6]	Japan Treasury Discount Bill	0.000%	2/13/24	20,000,000	131,978
	Republic of Hungary	5.375%	3/25/24	12,640	12,621
	Republic of Panama	4.000%	9/22/24	845	826
Total Sovereign Bonds (Cost $152,761)					145,425
				Shares
Temporary Cash Investments (10.3%)
Money Market Fund (1.0%)
[7]	Vanguard Market Liquidity Fund	5.420%		1,227,686	122,756
			Maturity Date	Face Amount ($000)
Commercial Paper (1.0%)
[2,8]	AT&T Inc.	5.960%	2/21/24	61,000	59,881
[2]	CDP Financial Inc.	5.497%	4/15/24	59,730	58,182
					118,063
U.S. Government and Agency Obligations (8.3%)
	United States Treasury Bill	5.458%–5.490%	10/3/24	1,022,665	973,123
Total Temporary Cash Investments (Cost $1,214,407)					1,213,942
Total Investments (100.7%) (Cost $11,922,773)					11,835,347
Other Assets and Liabilities—Net (-0.7%)					(82,991)
Net Assets (100%)					11,752,356
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $2,229,808,000, representing 19.0% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Securities with a value of $9,242,000 have been segregated as initial margin for open futures contracts.
5	Face amount denominated in Australian dollars.
6	Face amount denominated in Japanese yen.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At October 31, 2023, the aggregate value of these securities was $59,881,000, representing 0.5% of net assets.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2023	(2,324)	(470,428)	289
5-Year U.S. Treasury Note	December 2023	(830)	(86,716)	1,798
AUD 3-Year Treasury Bond	December 2023	(200)	(13,241)	226
				2,313

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	2/13/24	JPY	4,875	USD	34	—	(1)
State Street Bank & Trust Co.	12/20/23	USD	115,009	AUD	178,244	1,745	—
UBS AG	12/20/23	USD	29,714	AUD	45,994	487	—
State Street Bank & Trust Co.	12/20/23	USD	1,513	AUD	2,394	—	(9)
Bank of New York	12/20/23	USD	623	GBP	502	12	—
JPMorgan Chase Bank, N.A.	2/13/24	USD	144,130	JPY	20,020,000	9,734	—
						11,978	(10)
AUD—Australian dollar.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $8,882,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The  fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The  fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the  fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,518,464	—	2,518,464
Corporate Bonds	—	7,957,516	—	7,957,516
Sovereign Bonds	—	145,425	—	145,425
Temporary Cash Investments	122,756	1,091,186	—	1,213,942
Total	122,756	11,712,591	—	11,835,347
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,313	—	—	2,313
Forward Currency Contracts	—	11,978	—	11,978
Total	2,313	11,978	—	14,291
Liabilities
Forward Currency Contracts	—	10	—	10
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.